Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Income Loss [Abstract]
Net income	$ 46,186		$ 7,930		$ 115,552		$ 77,673		$ 101,664		$ 135,166		$ 115,244
Other comprehensive (loss) gain, net of tax:
Unrealized derivatives gain (loss)	0	[1]	0	[1]	0	[1]	12	[1]	12	[2]	98	[2]	(97)	[2]
Foreign currency translation (loss) gain	2,976	[3]	7,664	[3]	(371)	[3]	10,038	[3]	9,064	[4]	(12,679)	[4]	5,372	[4]
Marketable securities unrealized gain (loss)	0	[5]	767	[5]	(254)	[5]	1,311	[5]	1,060	[6]	496	[6]	(1,302)	[6]
Total other comprehensive (loss) gain, net of tax	2,976		8,431		(625)		11,361		10,136		(12,085)		3,973
Comprehensive income	49,162		16,361		114,927		89,034		111,800		123,081		119,217
Net loss (income) attributable to the noncontrolling interest	0		3,773		(308)		5,317		5,806		797		294
Foreign currency translation loss (gain) attributable to the noncontrolling interest	0		(77)		111		(99)		(112)		392		(357)
Comprehensive income attributable to the noncontrolling interest	0		3,696		(197)		5,218		5,694		1,189		(63)
Comprehensive Income attributable to Cash America International, Inc.	$ 49,162		$ 20,057		$ 114,730		$ 94,252		$ 117,494		$ 124,270		$ 119,154

[1]	Net of tax provision of $6 for the nine months ended September 30, 2012.
[2]	Net of tax benefit (provision) of $(6), $(53) and $52 for the years ended December 31, 2012, 2011 and 2010.
[3]	Net of tax benefit (provision) of $1,977 and $1,529 for the three months ended September 30, 2013 and 2012, respectively, and $238 and $1,581 for the nine months ended September 30, 2013 and 2012, respectively.
[4]	Net of tax benefit (provision) of $(1,426), $626 and $219 for the years ended December 31, 2012, 2011 and 2010.
[5]	Net of tax (provision) benefit of $(413) for the three months ended September 30, 2012 and $136 and $(705) for the nine months ended September 30, 2013 and 2012, respectively.
[6]	Net of tax benefit (provision) of $(570), $(266) and $700 for the years ended December 31, 2012, 2011 and 2010.